Share-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)
Share-Based Compensation [Line Items]
Options granted	1,033,579	138,907
Share based payment (in Dollars) | $	$ 532,081	$ 422,275	$ 358,952
Share-based payments grant-date	$604,682	$668,903
Exercise price of outstanding share options	$ 0.48	$ 2.92
Stock options exercise price	$ 12,640	$ 12,640